CONVERTIBLE NOTE PAYABLE (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Apr. 04, 2014	Mar. 26, 2015	Mar. 05, 2015	Dec. 31, 2013	Dec. 11, 2014	Aug. 24, 2014
Convertible Debt, principal amount		$ 274,123
Debt Instrument, interest rate, percentage		0.00%
Debt discount	152,870	1,074,426
Debt Instrument, Unamortized Discount	760,791	779,572				0
Original issue discount, amount	20,000	91,975
Stock issued in connection with convertible debt		520,000
Stock issued in connection with convertible debt, value		46,584
Payment to placement agent		45,500
Amortization of deferred financing costs	32,484	63,217
RM-DC Note [Member]
Convertible Debt, principal amount		1,217,392
RM-DC Note [Member] | First Tranche [Member]
Convertible Debt, principal amount			608,696
Purchase price of convertible debt			500,000
Original Issue Discount, percentage		8.00%	8.00%
Debt Instrument, interest rate, percentage			12.00%
Debt Instrument, Convertible, Conversion Price			$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			70.00%
Debt discount		389,221
Original issue discount, amount		63,482
Fees paid to investors		20,000
Amortization of the debt discount on notes		214,908
RM-DC Note [Member] | Second Tranche [Member]
Convertible Debt, principal amount							608,696
Purchase price of convertible debt							500,000
Original Issue Discount, percentage		8.00%					8.00%
Debt Instrument, interest rate, percentage							12.00%
Debt Instrument, Convertible, Conversion Price							$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		70.00%
Debt discount		585,203
Original issue discount, amount		23,493
Amortization of the debt discount on notes		73,973
Macallan Partners [Member]
Purchase price of convertible debt				112,000
Debt Instrument, interest rate, percentage				8.00%
Deferred financing costs				7,500
Debt discount				100,000
Amortization of the debt discount on notes				1,509
Fair value of conversion feature				207,690
Interest Expense, Debt				107,690
Macallan Partners [Member] | Original Issue Discount [Member]
Purchase price of convertible debt				12,000
Original Issue Discount, percentage				11.00%
Debt discount				12,000
Redwood Managment [Member]
Purchase price of convertible debt					60,870
Debt Instrument, interest rate, percentage					12.00%
Deferred financing costs					12,000
Debt discount					56,522
Amortization of the debt discount on notes					4,324
Fair value of conversion feature					110,096
Interest Expense, Debt					53,574
Redwood Managment [Member] | Original Issue Discount [Member]
Purchase price of convertible debt					4,348
Original Issue Discount, percentage					8.00%
Debt discount					4,348
MP Note [Member]
Convertible Debt, principal amount		105,000						105,000
Purchase price of convertible debt								5,000
Debt Instrument, interest rate, percentage								8.00%
Deferred financing costs								8,000
Debt discount		100,000
Amortization of the debt discount on notes		4,796
Debt Instrument, Description
Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%-150% at various intervals.

Debt conversion, term		120 days
Debt Conversion, Description		The Purchaser has the right to convert the MP Note into shares of the Company’s common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice.
Additional discount applied if shares not deliverable by DWAC		5.00%
Additional discount applied if shares are ineligible for deposit		10.00%
Fair value of conversion feature		196,408
Interest Expense, Debt		96,408
MP Note [Member] | Original Issue Discount [Member]
Original Issue Discount, percentage		5.00%
Debt discount		$ 5,000